Property, Plant and Equipment,net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation

The movement in property, plant and equipment accounts and its related accumulated depreciation for the year ended December 31, 2015, 2016 and 2017 is as follows:

					Furniture and	Other	Replacement	In-transit	Work in
	Land	Buildings	Machinery	Vehicles	fixtures	equipment	units	units	progress	Total
At January 1, 2015
Cost	30,675	200,450	986,487	394,077	43,146	176,869	7,245	9,177	99,831	1,947,957
Accumulated depreciation and impairment	—	(35,479)	(416,029)	(201,815)	(27,279)	(120,333)	(4)	—	—	(800,939)

Net carrying amount	30,675	164,971	570,458	192,262	15,867	56,536	7,241	9,177	99,831	1,147,018

Net initial carrying amount	30,675	164,971	570,458	192,262	15,867	56,536	7,241	9,177	99,831	1,147,018
Additions	—	9,021	105,575	86,923	12,684	22,802	—	16,018	44,933	297,956
CAM Brazil deconsolidation	—	(839)	(1,462)	(633)	(70)	—	—	—	—	(3,004)
Reclassifications	—	36,180	32,389	9,300	1,245	7,272	10,529	(23,092)	(73,823)	—
Transfers to intangibles (Note 18)	—	—	68	—	—	—	—	—	(36,785)	(36,717)
Transfers to accounts receivable	—	(3,635)	—	—	(777)	(4,442)	—	—	(5,168)	(14,022)
Deduction for sale of assets	(2,001)	(1,235)	(35,118)	(42,464)	(1,491)	(7,979)	—	—	(14,185)	(104,473)
Disposals – cost	—	(5,057)	(10,224)	(362)	(2,299)	(1,810)	(2,326)	(89)	(1,206)	(23,373)
Depreciation charge	—	(11,780)	(116,993)	(54,545)	(4,623)	(13,141)	—	—	—	(201,082)
Discontinued operations	—	(1,818)	—	(263)	(533)	(11,084)	—	—	—	(13,698)
Depreciation for sale deductions	—	1,003	23,907	32,566	799	7,751	—	—	—	66,026
Disposals – accumulated depreciation	—	3,060	4,373	323	503	1,331	—	—	—	9,590
Translations adjustments	(265)	(306)	(8,288)	(2,221)	(128)	(506)	—	(197)	(553)	(12,464)

Net final carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757

At December 31, 2015
Cost	28,409	231,029	1,074,195	443,239	52,225	191,238	15,448	1,817	13,044	2,050,644
Accumulated depreciation and impairment	—	(41,464)	(509,510)	(222,353)	(31,048)	(134,508)	(4)	—	—	(938,887)

Net carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757

					Furniture and	Other	Replacement	In-transit	Work in
	Land	Buildings	Machinery	Vehicles	fixtures	equipment	units	units	progress	Total
At January 1, 2016
Cost	28,409	231,029	1,074,195	443,239	52,225	191,238	15,448	1,817	13,044	2,050,644
Accumulated depreciation and impairment	—	(41,464)	(509,510)	(222,353)	(31,048)	(134,508)	(4)	—	—	(938,887)

Net carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757

Net initial carrying amount	28,409	189,565	564,685	220,886	21,177	56,730	15,444	1,817	13,044	1,111,757
Additions	6,238	12,126	81,378	50,574	4,423	24,870	553	19,312	13,594	213,068
Adquisition of subsidiaries – Adexus (Note 33 a)	—	13,913	—	420	1,525	26,130	—	—	—	41,988
Reclassifications	—	588	1,927	(1,172)	4,456	13,156	2,583	(17,349)	(4,189)	—
Transfers to inventories	2,941	—	—	—	—	—	—	—	—	2,941
Transfers to intangibles (Note 18)	—	—	—	—	—	—	—	—	(1,257)	(1,257)
Deduction for sale of assets	(5,256)	(14,333)	(60,374)	(48,521)	(1,724)	(5,766)	—	—	—	(135,974)
Disposals – cost	—	(1,232)	(15,149)	(1,354)	(1,579)	(4,364)	(661)	(2)	—	(24,341)
Depreciation charge	—	(12,651)	(104,638)	(47,366)	(6,947)	(15,088)	(5)	—	—	(186,695)
Impairment loss	—	(73)	(5,190)	(317)	(3,301)	(382)	—	—	—	(9,263)
Discontinued operations	—	(2,191)	0	(675)	(601)	(13,039)	—	—	—	(16,506)
Depreciation for sale deductions	—	8,113	48,266	29,536	1,026	1,907	—	—	—	88,848
Disposals – accumulated depreciation	—	939	14,430	886	1,540	3,991	—	—	—	21,786
Translations adjustments	282	130	5,987	922	176	(344)	—	—	94	7,247

Net final carrying amount	32,614	194,894	531,322	203,819	20,171	87,801	17,914	3,778	21,286	1,113,599

At December 31, 2016
Cost	32,614	241,150	1,088,229	443,641	59,593	246,102	17,923	3,778	21,286	2,154,316
Accumulated depreciation and impairment	—	(46,256)	(556,907)	(239,822)	(39,422)	(158,301)	(9)	—	—	(1,040,717)

Net carrying amount	32,614	194,894	531,322	203,819	20,171	87,801	17,914	3,778	21,286	1,113,599

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement units	In-transit units	Work in progress	Total
At January 1, 2017
Cost	32,614	241,352	1,090,460	443,641	59,593	246,102	17,923	3,778	18,853	2,154,316
Accumulated depreciation and impairment	—	(46,256)	(556,907)	(239,822)	(39,422)	(158,301)	(9)	—	—	(1,040,717)

Net carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599

Net initial carrying amount	32,614	195,096	533,553	203,819	20,171	87,801	17,914	3,778	18,853	1,113,599
Additions	157	2,724	48,207	36,594	11,607	36,179	925	22,877	13,178	172,448
Deconsolidation of GMD	(3,713)	(26,109)	—	(1,527)	(2,153)	(46,032)	0	(3,903)	(4)	(-83,441)
Reclassifications	0	1,969	12,459	2,888	609	6,579	4,076	(21,600)	(6,980)	—
Transfers to intangibles (Note 18)	—	—	2,119	724	—	—	—	(964)	(2,048)	(169)
Deduction for sale of assets	(5,616)	(51,736)	(149,202)	(92,079)	(4,200)	(5,270)	—	—	—	(308,103)
Disposals – cost	—	(1,869)	(6,442)	(7,941)	(1,200)	(12,592)	—	(230)	(3,606)	(33,880)
Depreciation charge	—	(12,469)	(100,976)	(45,457)	(11,654)	(26,928)	—	—	—	(197,484)
Impairment loss	—	—	(14,328)	—	—	0	—	—	(352)	(14,680)
Depreciation for sale deductions	—	3,579	115,864	84,145	1,049	3,128	—	—	—	207,765
Disposals – accumulated depreciation	—	1,624	2,410	434	778	3,179	—	—	—	8,425
Translations adjustments	236	152	606	(350)	(23)	980	—	—	(346)	1,255

Net final carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735

At December 31, 2017
Cost	23,678	166,483	998,207	381,950	64,233	225,946	22,924	(42)	19,047	1,902,426
Accumulated depreciation and impairment	—	(53,522)	(553,937)	(200,700)	(49,249)	(178,922)	(9)	—	-352	(1,036,691)

Net carrying amount	23,678	112,961	444,270	181,250	14,984	47,024	22,915	(42)	18,695	865,735

Summary of Depreciation of Fixed Assets and Investment Properties

Depreciation of fixed assets and investment properties for the year is broken down in the statement of income as follows:

	2015	2016	2017
Cost of services and goods	186,661	177,699	178,209
Administrative expenses	16,711	11,317	13,224
(+) Depreciation GMD discontinued operation	—	—	8,361

Total depreciation related to property, plant and equipment	203,372	189,016	199,794
(-) Depreciation related to investment property	(2,290)	(2,321)	(2,310)

Total depreciation related to property, plant and equipment	201,082	186,695	197,484

Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Agreements

The net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease agreements is broken down as follows:

Financial Leasing

	At December 31,
	2015	2016	2017
Cost of acquisition	735,591	800,927	650,301
Accumulated depreciation	(327,465)	(386,411)	(351,447)

Net carrying amount	408,126	414,516	298,854

Summary Of Outstanding Commitments For Non-Cancelable Operating Leases

In relation to the sale lease contract for the corporate building located in Miraflores mentioned on the previous page, the Company has outstanding commitments for non-cancelable operating leases, with the following maturities:

2017
Not later than 1 year	8,526
Within 2 to 5 years	35,161
Later than 5 years	46,451

90,138